Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Remuneration of key management

personnel
USD m, except where indicated 31.12.24 31.12.23 31.12.22
Base salaries and other cash payments
1
33 35 26
Incentive awards – cash
2
30 24 16
Annual incentive award under DCCP 39 36 23
Employer’s contributions to retirement benefit plans 3 3 2
Benefits in kind, fringe benefits (at market value) 2 1 1
Share-based compensation
3
65 63 42
Total 172 162 110
Total (CHF m)
4
151 147 106
1 For 2023 and 2022, may include role-based allowances

in line with market practice and regulatory requirements.

For 2024, role-based allowances for

EB/GEB members were eliminated.

2 The cash portion may
also include blocked shares in line

with regulatory requirements.

3 Compensation expense is based

on the share price on

grant date taking into account performance

conditions. Refer to Note 27 for

more information.
For EB/GEB members,

share-based compensation for

2024, 2023 and 2022

was entirely composed

of LTIP

awards. For

the Chairman and the

Vice-Chairman of the

BoD, the share-based

compensation for 2024,
2023 and 2022 was entirely composed of

UBS shares.

4 Swiss franc amounts disclosed represent the respective US

dollar amounts translated at the applicable performance

award currency exchange rates (2024:
USD / CHF 0.88 ; 2023: USD / CHF 0.91 ; 2022: USD / CHF 0.96 ).

Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Equity holdings of key management personnel
1
31.12.24 31.12.23
Number of UBS Group AG shares held by members of the

BoD, EB and parties closely linked to them
2
5,593,474 5,121,564
1 No options were held in 2024

and 2023 by non-independent members

of the BoD or any EB member

or any of their related parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2024 2023
Balance at the beginning of the year 55 28
Balance at the end of the year
2
51 55
Balance at the end of the year (CHF m)
2
46 46
1 All loans are secured loans.

2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans to and outstanding receivables from associates

and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 183 217
Additions¹ 955 664
Reductions (440) (716)
Foreign currency translation (34) 18
Carrying amount at the end of the year

663 183
of which: unsecured loans and receivables 656 174
1 Additions in 2024 include balances of USD 89 m recognized upon the merger of UBS AG and CS AG.

Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.24 31.12.23
Payments to associates and joint ventures for goods and services received 200 155
Fees received for services provided to associates and joint ventures 27 10
Liabilities to associates and joint ventures 312 103

UBS Group AG and other subsidiaries of UBS Group AG
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

USD m 31.12.24 31.12.23
Receivables
Amounts due from banks 0 14,752
1
Cash collateral receivables on derivative instruments 0 312
Loans and advances to customers 2,826 4,889
Other financial assets measured at amortized cost 423 232
Financial assets at fair value held for trading 123 325
Derivative financial instruments 885 3,031
Payables
Amounts due to banks 0 364
Cash collateral payables on derivative instruments 876 1,447
Customer deposits 3,699 3,069
Funding from UBS Group AG measured at amortized cost 107,918 67,282
Other financial liabilities measured at amortized cost 3,930 2,574
Derivative financial instruments 42 2,032
Other financial liabilities designated at fair value
2
5,342 2,995
1 Reflects funding provided to Credit Suisse.

2 Mainly represents funding recognized from UBS Group AG that is designated at fair value.

Refer to Note 19b for more information.